Note 2 - Investments - Amortized Cost of State-guaranteed Receivables, by State (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
State-guaranteed receivables	$ 11,584,681	$ 7,692,959
New York [Member]
State-guaranteed receivables	3,446,349	3,496,115
Massachusetts [Member]
State-guaranteed receivables	3,126,011	1,991,601
Georgia [Member]
State-guaranteed receivables	2,012,845	1,432,022
WASHINGTON
State-guaranteed receivables	653,235
Indiana [Member]
State-guaranteed receivables	417,811
Pennsylvania [Member]
State-guaranteed receivables	318,019	294,968
TEXAS
State-guaranteed receivables	261,396	243,939
California [Member]
State-guaranteed receivables	171,590	180,143
OHIO
State-guaranteed receivables	$ 1,177,425	$ 54,171